EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE

NOTE 14 – EARNINGS PER SHARE

Basic and diluted earnings per share are computed using the two-class method, which is an earnings allocation method that determines earnings per share for Common Shares and participating securities. The undistributed earnings are allocated between Common Shares and participating securities as if all earnings had been distributed during the period. Participating securities and Common Shares have equal rights to undistributed earnings. Basic earnings per share is calculated by dividing net earnings, less earnings available to participating securities, by the basic weighted average Common Shares outstanding. Diluted earnings per share is calculated by dividing attributable net earnings by the weighted average number of Common Shares plus the effect of potential dilutive Common Shares outstanding during the period. In calculating diluted net loss per share, the numerator and denominator are adjusted, if dilutive, for the change in fair value of the warrant liability and the number of potentially dilutive Common Shares assumed to be outstanding during the period using the treasury stock method. No adjustments are made when the warrants are out of the money.

For the period from February 7, 2017 through December 31, 2017, the warrants were out of the money and no adjustment was made to exclude the gain recognized by TIP Inc. for the change in fair value of the warrant liability. A gain of $9.1 million resulted from the change in fair value of the warrant liability for the period from February 7, 2017 through December 31, 2017. This gain reduced the net loss attributable to TIP Inc. along with the resulting basic loss per share and, therefore, resulted in the Trilogy LLC Class C Units being dilutive when included as if redeemed.

The components of basic and diluted earnings per share were as follows:

Period February 7, 2017 through December 31, 2017
(in thousands, except per share amounts)
Basic EPS:
Numerator:
Net loss attributable to TIP Inc.	$(15,337)
Denominator:
Basic weighted average Common Shares outstanding	44,692,369
Net loss per share:
Basic	$(0.34)
Diluted EPS:
Numerator:
Net loss attributable to TIP Inc.	$(15,337)
Add back: Net loss attributable to Trilogy LLC Class C Units – Redeemable for Common Shares	(18,444)

Net loss attributable to TIP Inc. and Trilogy LLC Class C Units	$(33,781)
Denominator:
Basic weighted average Common Shares outstanding	44,692,369
Effect of dilutive securities:
Trilogy LLC Class C Units – Redeemable for Common Shares	37,058,289

Diluted weighted average Common Shares outstanding	81,750,658
Net loss per share:
Diluted	$(0.41)

The following table includes the weighted average dilutive effect of Common Shares that may be issued in the future. These Common Shares were not included in the computation of diluted earnings per share for the period of February 7, 2017 through December 31, 2017 because the effect was either anti-dilutive or the conditions for vesting were not met:

Period February 7, 2017 through December 31, 2017
Warrants	13,402,685
Forfeitable shares	1,675,336
Restricted share units	704,360
Unvested Trilogy LLC Class C Units	192,130
Deferred share units	7,643

Common Shares excluded from calculation of diluted net loss	15,982,154